Risks and Financial Instruments - Financial assets and liabilities exposed to floating interest rates (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Net liability position	R$ (2,917,726)	R$ (5,950,168)
DI [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	(2,917,726)	(5,952,953)
DI [member] | Cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	5,204,766	1,943,164
DI [member] | Financial investments [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	406,683	1,607,608
DI [member] | Loans and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	(2,460,698)	(4,855,517)
DI [member] | Liability position foreign exchange hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	(2,651,609)	(2,283,625)
DI [member] | Liability position of fixed interest instruments + IPCA – DI [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	(3,416,868)	(2,364,583)
TJLP [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	0	(326)
TJLP [member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	0	(326)
LIBOR [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	0	3,111
LIBOR [member] | Asset position of foreign exchange hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	0	279,047
LIBOR [member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	R$ 0	R$ (275,936)